Transactions with Related Parties - Income Statements (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Direct Operating Costs	$ (112,164)	$ (129,428)
Directors compensation	(86)	(82)
General and Administrative Expense	(33,497)	(30,175)
Income (Loss) from Equity Method Investments	(18)	11
Interchart [Member]
Related Party Transaction [Line Items]
Direct Operating Costs	(2,070)	(2,070)
Income (Loss) from Equity Method Investments	(55)	24
Management and Directors fees [Member]
Related Party Transaction [Line Items]
Consultancy fees	(395)	(394)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	(21)	(19)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	0	(130)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(1,465)	(1,201)
Starocean [Member]
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments	$ 37	$ (13)